Schedule of fair value of the warrants outstanding was weighted average assumptions (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Warrant Liabilities
Stock price	$ 18.67	$ 12.07
Exercise price	$ 1.86	$ 1.72
Expected life	1 year 4 months 9 days	2 years 25 days
Risk-free interest rate	3.37%	2.58%
Expected volatility	95.42%	89.07%
Expected dividends